Notes Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Loan loss reserve
Balance at beginning of period	$ 10,806	$ 5,400
Additions:
Loan loss reserve	5,000	5,406
Deductions:
Write downs	(5,000)
Balance at close of period	$ 10,806	$ 10,806